Fair Value Measurements (Summary Of Valuation Of Company's Derivatives By Pricing Observability Levels) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets	$ 15.1	$ 9.3
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets
Total Assets
Derivative Liabilities
Total Liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets	19.7	17.1
Total Assets	19.7	17.1
Derivative Liabilities	0.6	7.1
Total Liabilities	0.6	7.1
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets
Total Assets
Derivative Liabilities
Total Liabilities
Total Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets	19.7	17.1
Total Assets	19.7	17.1
Derivative Liabilities	0.6	7.1
Total Liabilities	$ 0.6	$ 7.1